UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	11/30/2014

Item 1.	Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$545,105
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250%	08/01/39	1,000	1,174,090
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000%	08/01/43	2,000	2,233,800
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000%	05/01/39	1,000	1,108,500
California Cnty. Tob. Securitization Agy., Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	5.250%	06/01/21	1,470	1,470,103
California Cnty. Tob. Securitization Corp., Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,035	989,812
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125%	10/01/40	1,000	1,109,550
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg (Pre-refunded date 02/01/20)(a)	6.000%	02/01/32	1,000	1,238,080
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Childrens Hosp., Ser. A	5.000%	08/15/43	1,000	1,126,080
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500%	10/01/39	1,500	1,733,580
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(a)	6.500%	10/01/38	20	24,317
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C, Unrefunded Balance (Pre-refunded date 10/01/18)(a)	6.500%	10/01/38	980	1,191,513
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000%	11/15/40	1,000	1,098,460
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	5.000%	11/15/36	1,200	1,346,052
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,000	1,159,920
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	500	593,565
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250%	08/15/31	1,000	1,141,730
California Infrastructure & Econ. Dev. Rev., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	5.250%	02/01/38	2,000	2,191,160
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	5.250%	06/01/26	1,100	1,101,727
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	1,341,675
California St., Unrefunded Balance, GO	5.500%	04/01/30	5	5,020
California St., Var. Purp., GO	5.000%	10/01/29	1,500	1,705,890
California St., Var. Purp., GO	5.000%	09/01/41	5,000	5,562,100
California St., Var. Purp., GO	5.000%	10/01/41	1,250	1,392,087
California St., Var. Purp., GO	5.000%	10/01/44	2,500	2,847,800
California St., Var. Purp., GO	5.250%	04/01/35	1,250	1,454,612
California St., Var. Purp., GO	5.250%	11/01/40	750	860,243
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,153,720
California St., Var. Purp., GO	5.500%	03/01/40	2,000	2,298,100
California St., Var. Purp., GO	6.000%	03/01/33	2,750	3,362,480
California St., Var. Purp., GO	6.000%	04/01/38	3,000	3,593,280
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,827,255
California St. Dept. Wtr. Res. Rev., Central VLY Proj., Ser. AE (Pre-refunded date 06/01/2018)(a)	5.000%	12/01/29	1,930	2,213,363
California St. Dept. Wtr. Res. Rev., Central VLY Proj., Ser. AE, Unrefunded Balance	5.000%	12/01/29	70	79,237

California St. Dept. Wtr. Res. Rev., Wtr. Sys., Ser. AF (Pre-refunded date 12/01/2018)(a)	5.000%	12/01/29	875	1,018,106
California St. Dept. Wtr. Res. Rev., Wtr. Sys., Ser. AF, Unrefunded Balance	5.000%	12/01/29	625	713,144
California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. D	5.250%	06/01/28	750	752,768
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000%	12/01/31	1,000	1,144,590
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	5.750%	10/01/30	750	887,708
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1	6.375%	11/01/34	750	921,735
California St. Univ. Rev., Ser. A, Systemwide	5.000%	11/01/37	1,250	1,395,312
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%	11/01/44	250	251,238
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	6.000%	07/01/30	1,000	1,034,670
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000%	11/01/40	1,000	1,073,520
California Statewide Cmntys. Dev. Auth. Rev., Huntington Mem. Hosp., Ser. B, Rfdg.	4.000%	07/01/39	1,000	993,770
California Statewide Cmntys. Dev. Auth. Rev., Huntington Mem. Hosp., Ser. B, Rfdg.	5.000%	07/01/44	750	826,823
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000%	12/01/34	2,000	2,141,460
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes, 144A	7.250%	11/15/41	500	598,085
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	4.470%(b)	09/01/22	2,395	1,700,043
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%	08/15/42	2,000	2,408,280
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875%	01/01/34	1,000	1,186,200
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	5.250%	10/01/27	1,540	1,540,970
City of Fresno CA Arpt. Rev., Ser. B, AMT, Rfdg.	5.000%	07/01/23	915	1,058,316
City of La Verne CA, Brethren Hillcrest Homes, COP	5.000%	05/15/36	1,250	1,333,413
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000%	09/01/24	2,000	2,068,900
Fontana Special Tax, Cmnty. Facs. Dist. #22 Sierra Hills	5.000%	09/01/34	500	554,390
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%	08/01/40	1,250	1,397,750
Golden St. Tob. Securitization Rev., Asset-Bkd., Sr., Ser. A-1	4.500%	06/01/27	4,170	3,920,842
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	4.000%	06/01/30	1,235	1,281,942
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	5.000%	06/01/45	1,000	1,021,780
Golden St. Tob. Securitization Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600%	06/01/23	3,000	3,282,510
Golden West Sch. Fing. Auth. Rev., Ser. A., CABS, NATL, Rfdg.	2.570%(b)	02/01/19	2,110	1,896,848
Guam Gov’t. Ltd. Oblig. Rev., Section 30, Ser. A	5.750%	12/01/34	500	552,235
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	554,625
Guam Intl. Arpt. Auth. Rev., AMT, Ser. C	6.375%	10/01/43	500	573,625
Inland Vly Dev. Agcy., Ser. A, Rfdg.	5.000%	09/01/44	500	549,710
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000%	09/01/42	1,250	1,373,412
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	3.120%(b)	08/01/23	2,000	1,528,300
Lincoln Calif. Pub. Fing., Auth. Rev., Twelve Bridges Sub. Dist., Ser. B	6.000%	09/02/27	1,000	1,127,890
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.000%	11/15/35	2,350	2,710,490

Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.250%	11/15/19	580	662,163
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%	11/15/30	1,120	1,358,347
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%	11/15/32	345	420,341
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%	11/15/37	1,290	1,574,497
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000%	05/15/19	3,000	3,590,280
Los Angeles Calif. Cmnty. College Dist., Election of 2003, Ser. F-1, GO	5.000%	08/01/33	3,250	3,621,832
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO	6.000%	08/01/33	2,000	2,404,840
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000%	05/15/34	1,000	1,140,160
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%	05/15/38	2,500	2,793,975
Los Angeles Cnty. Regional Fing. Auth., Montecedro, Inc. Proj., Ser. A	5.000%	11/15/44	1,250	1,369,312
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000%	07/01/39	1,000	1,118,120
Los Angeles Dept. of Wtr. & Pwr. Sys., Ser. B	5.000%	07/01/34	2,500	2,880,250
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	5.375%	07/01/38	1,530	1,744,154
M-S-R Energy Auth. Calif., Ser. A	6.500%	11/01/39	1,000	1,355,150
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750%	08/10/18	2,000	2,225,720
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750%	07/01/21	1,940	2,290,810
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000%	08/15/29	1,000	1,144,890
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%	11/01/41	1,200	1,250,220
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	4.450%(b)	08/01/26	1,375	822,594
Port of Los Angeles, AMT, Ser. A, Rfdg.	5.000%	08/01/44	1,250	1,399,437
Port of Oakland, AMT, Inter. Lien, Ser. A, NATL, Rfdg.	5.000%	11/01/29	3,000	3,272,130
Port of Oakland, AMT, Ser. O, Rfdg.	5.125%	05/01/30	1,000	1,116,820
Port of Oakland, AMT, Sr. Lien., Ser. P, Rfdg.	5.000%	05/01/33	1,750	1,929,917
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%	07/01/37	390	276,916
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%	07/01/47	325	231,572
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	5.500%	07/01/39	1,000	709,510
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. P, Rfdg.	6.750%	07/01/36	250	187,503
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%	08/01/39	750	557,243
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%	08/01/42	1,100	856,625
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250%	08/01/40	750	594,323
Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area	5.000%	09/01/32	450	513,761
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)	6.368%	07/01/22	70	83,840
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)(c)(d)	12.291%(e)	07/01/22	1,760	2,455,974
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%	10/01/40	1,000	1,173,340
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750%	06/01/44	500	569,925
Rocklin Uni. Sch. Dist., Ser. C, GO, CABS, NATL	0.730%(b)	08/01/16	1,400	1,383,088
Sacramento City Fing. Auth., Ser. B, CABS, NATL	1.640%(b)	11/01/17	5,695	5,429,841
Sacramento City Fing. Auth., Tax Alloc. Comb. Proj., Ser. B, CABS, NATL	1.200%(b)	11/01/16	5,700	5,570,097

Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	0.687%(e)	12/01/35	1,000	925,280
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%	12/01/41	500	599,275
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%	12/01/26	500	644,160
San Diego Cmnty. College Dist., Election of 2006, GO	5.000%	08/01/41	1,500	1,704,435
San Diego Cnty. Regl. Arpt. Auth., AMT, Sr. Ser. B	5.000%	07/01/43	3,000	3,293,970
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	5.875%	09/01/29	3,000	3,004,140
San Diego Regl. Bldg. Auth., Lease Rev., Cnty. Operations Ctr. & Annex, Ser. A	5.375%	02/01/36	1,000	1,143,130
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000%	07/01/19	1,000	1,214,300
San Francisco Calif. City & Cnty. Redev. Fing. Auth., Tax Alloc. Mission Bay North Redev., Ser. C	6.500%	08/01/39	1,000	1,165,800
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A	5.250%	05/01/33	500	571,190
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A, Rfdg.	5.000%	05/01/31	1,000	1,111,810
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. C, Rfdg.	5.000%	05/01/25	1,555	1,777,489
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. F, Rfdg.	5.000%	05/01/28	1,000	1,127,900
San Francisco City & Cnty. Airports Commission, AMT, Ser. A	5.000%	05/01/44	2,000	2,208,600
San Jose Calif., Library & Park Proj., GO	5.000%	09/01/33	2,200	2,348,170
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500%	08/01/35	1,000	1,109,140
San Jose Evergreen Cmnty. College Dist. Election of 2004, Ser. B, AGM, CABS, GO	1.010%(b)	09/01/17	1,000	972,580
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500%	09/01/25	2,160	2,164,860
San Mateo Cnty. Calif., Jt. Pwrs. Fing. Auth., Ser. A	5.000%	07/15/33	1,000	1,109,560
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%	09/01/36	325	365,294
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.880%(b)	08/01/29	1,250	711,200
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL, CABS	3.390%(b)	08/01/28	1,055	666,201
South Bayside Wste. Mgmt. Auth. Calif., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000%	09/01/36	500	569,355
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, AMBAC, ETM, CABS, Rfdg.(a)	1.240%(b)	07/01/16	7,700	7,550,312
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250%	10/01/40	700	822,549
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	4.750%	06/01/23	2,790	2,736,627
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	6.000%	06/01/22	2,000	2,009,040
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%	01/01/29	1,000	1,162,230
University Calif. Rev. Gen., Ser. O	5.750%	05/15/34	1,250	1,464,137
University Calif. Rev. Gen., Ser. Q	5.000%	05/15/34	1,000	1,093,780
Ventura Cnty. Cmnty. College, GO, Ser. C	5.500%	08/01/33	2,000	2,290,380
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	6.750%	10/01/37	250	285,285
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	5.000%	10/01/34	1,000	1,081,490
Walnut Energy Center Auth. Rev., Rfdg.	5.000%	01/01/34	1,000	1,156,580

TOTAL LONG-TERM INVESTMENTS (cost $194,440,492)				213,889,172

SHORT-TERM INVESTMENT — 0.2%
MUNICIPAL BOND
California St. Muni. Fin. Auth. Rev., Var. Chevron USA Rec. Zone, Ser. A, FRDD (Mandatory put date 12/04/14) (cost $500,000)	0.030	%(e)	11/01/35	500	$500,000

TOTAL INVESTMENTS — 99.2% (cost $194,940,492)(f)					214,389,172
Other assets in excess of liabilities(g) — 0.8%					1,813,343

NET ASSETS — 100.0%					$216,202,515

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
ETM	Escrowed to Maturity
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
RIBS	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(b)	Represents zero coupon or step coupon bond. Rate quoted represents effective yield at November 30, 2014.
(c)	Indicates a security that has been deemed illiquid.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2014.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2014.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$194,268,672

Appreciation	21,214,997
Depreciation	(1,094,497)

Net Unrealized Appreciation	$20,120,500

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2014	Unrealized Depreciation(1)(2)
	Short Positions:
17	U.S. Long Bond	Mar. 2015	$2,390,736	$2,424,625	$(33,889)

(1)	Cash of $170,800 has been segregated to cover requirement for open futures contracts at November 30, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$214,389,172	$—
Other Financial Instruments*
Futures Contracts	(33,889)	—	—

Total	$(33,889)	$214,389,172	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund invests in variable rate securities including “inverse floaters.” The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date January 19, 2015

*	Print the name and title of each signing officer under his or her signature.